Stradley Ronon Stevens & Young, LLP
Suite 2600
2005 Market Street
Philadelphia, PA 19103-7018
Telephone 215.564.8000
Fax 215.564.8120
www.stradley.com

Michael P. O’Hare

mohare@stradley.com

(215) 564-8198

December 11, 2019

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	HC Capital Trust (“Registrant”)

1933 Act Registration No. 33-87762

1940 Act Registration No. 811-08918

Ladies and Gentlemen:

On behalf of the Registrant, attached herewith for filing pursuant to paragraph (a) of Rule 20a-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) and pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, is a preliminary copy of the notice of meeting, proxy statement and form of proxy to be furnished to shareholders of The Institutional Growth Equity Portfolio, The Value Equity Portfolio, The Growth Equity Portfolio and The ESG Growth Portfolio (the “Portfolios”) of the Registrant in connection with a Special Joint Meeting of Shareholders to be held on February 11, 2020 (the “Special Meeting”). The definitive proxy materials will be sent to shareholders on or about January 7, 2020.

At the Special Meeting, shareholders of each Portfolio will be asked to approve a portfolio management agreement between the Trust and each of the following investment advisory organizations with respect to the applicable Portfolio: (i) Frontier Capital Management Company, LLC relating to The Institutional Growth Equity Portfolio; (ii) Echo Street Capital Management LLC relating to The Institutional Growth Equity Portfolio; (iii) Wellington Management Company LLP relating to the Institutional Growth Equity Portfolio; (iv) Frontier Capital Management Company, LLC relating to The Value Equity Portfolio; (v) Echo Street Capital Management LLC relating to The Value Equity Portfolio; (vi) Echo Street Capital Management LLC relating to The Growth Equity Portfolio; and (vii) RBC Global Asset Management (UK) Limited relating to The ESG Growth Portfolio. The Trust may also transact such other business as may properly come before the Special Meeting or any adjournment(s) thereof.

December 11, 2019

Questions concerning this proxy statement may be directed to me at (215) 564-8198.

Sincerely yours,

/s/ Michael P. O’Hare
Michael P. O’Hare